Consolidated Statements of Financial Position CLF in Thousands, $ in Thousands	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Current assets:
Cash and cash equivalents	$ 291,681,987	$ 304,312,020
Other financial assets	263,044,869	195,470,749
Other non-financial assets	26,957,000	14,719,104
Trade and other accounts receivable, net	279,770,286	265,490,626
Accounts receivable from related companies	15,062,167	9,419,050
Inventory	245,886,656	191,350,206
Current tax assets	39,326,427	10,224,368
Total Current Assets	1,161,729,392	990,986,123
Non-Current Assets:
Other financial assets	94,852,711	296,632,012
Other non-financial assets	59,672,266	70,861,616
Trade and other receivables	539,920	126,464
Accounts receivable from related parties	109,318	98,941
Investments accounted for under the equity method	92,344,598	91,489,194
Intangible assets other than goodwill	671,778,888	659,631,543
Goodwill	129,023,922	118,042,900
Property, plant and equipment	798,221,259	716,379,127
Deferred tax assets	2,428,333	1,858,727
Total Non-Current Assets	1,848,971,215	1,955,120,524
Total Assets	3,010,700,607	2,946,106,647
Current Liabilities
Other financial liabilities	367,302,080	47,763,039
Trade and other accounts payable	384,801,630	327,409,207
Accounts payable to related parties	90,248,067	56,103,461
Other provisions	1,591,644	1,528,879
Tax liabilities	14,615,447	30,512,787
Employee benefits current provisions	48,391,806	35,012,072
Other non-financial liabilities	42,294,460	31,237,834
Total Current Liabilities	949,245,134	529,567,279
Other financial liabilities	904,802,058	1,041,048,972
Trade accounts and other accounts payable	3,015,284	256,273
Accounts payable to related companies	10,354,296	11,557,723
Other provisions	47,103,783	55,883,527
Deferred tax liabilities	165,778,556	168,454,827
Employee benefits non-current provisions	17,409,793	14,139,670
Other non-financial liabilities	29,589,051	23,784,817
Total Non-current liabilities	1,178,052,821	1,315,125,809
EQUITY
Issued capital	270,737,574	270,737,574
Retained earnings	716,975,127	768,116,920
Other reserves	(132,452,557)	37,289,310
Equity attributable to owners of the parent	855,260,144	1,076,143,804
Non-controlling interests	28,142,508	25,269,755
Total Equity	883,402,652	1,101,413,559
Total Liabilities and Equity	$ 3,010,700,607	$ 2,946,106,647